Organization and Principal Activities	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

On July 16, 2021, Advanced Biomed Inc. (the “Company”) was incorporated in the State of Nevada, as an investment holding company. The Company’s principal executive offices are located in Tainan City, Taiwan. The Company has no substantive operations and assets. It is holding Company that holds all of the issued and outstanding shares of Advanced Biomed HK Limited and Advanced Biomed Inc. (Taiwan).

On March 7, 2025, the Company completed its initial public offering. In this offering, the Company issued 1,640,000 shares of common stock at a price of US$4.00 per share (the “Shares”). The Shares began trading on the Nasdaq Capital Market on March 6, 2025 under the ticker symbol “ADVB.”

(1)	Establishment of Advanced Biomed HK Limited

On August 10, 2021, the Company incorporated a wholly owned subsidiary, Advanced Biomed HK Limited, in Hong Kong to facilitate market development and commercialization of the Company’s oncology products for sale and distribution in the People’s Republic of China (the “PRC”).

(2)	Acquisition of Shanghai Sglcell Biotech Co., Ltd. and its subsidiaries

On January 1, 2022, Advanced Biomed HK Limited acquired 100% equity interest of Shanghai Sglcell Biotech Co., Ltd. Shanghai Sglcell Biotech Co., Ltd. was established in the PRC on April 12, 2019. It is engaged in the establishment and operation of medical clinics in the PRC.

Shanghai Sglcell Biotech Co., Ltd. owns 100% equity interest of two subsidiaries namely 1.) Shandong Sglcell Medical Devices Co., Ltd. and 2.) Nanjing Yitian Biotech Co., Ltd. Shandong Sglcell Medical Devices Co., Ltd. was incorporated in the PRC on July 8, 2021 to carry out the establishment of medical clinics, and the supply of medical products and services to clinics in the PRC. Nanjing Yitian Biotech Co., Ltd. was established in the PRC on January 6, 2017. Nanjing Yitian Biotech Co., Ltd. wholly owns a subsidiary, Beijing Yitan Jiarui Technology Co. Ltd., which was established in the PRC on October 20, 2017. Both were established to carry out marketing and clinical services in the PRC.

On June 8, 2023, Shanghai Sglcell Biotech Co., Ltd. transferred its wholly owned subsidiary, Nanjing Yitian Biotech Co., Ltd. and its subsidiary, Beijing Yitan Jiarui Technology Co., Ltd., to independent third-party individuals at aggregate consideration of CNY500,000 (approximately US$71,942) without any other obligations arising from the transfer. Nanjing Yitian Biotech Co., Ltd. and its subsidiary, Beijing Yitan Jiarui Technology Co., Ltd. have not commenced business activity since it was acquired on January 1, 2022 and the Company believed the transfer will improve in operational efficiency. The consideration is determined by the Company according to the net assets appraisal report issued by an independent third-party appraisal company on May 31, 2023, as of the date of May 31, 2023, the net assets value of Nanjing Yitian Biotech Co., Ltd. and its subsidiary, Beijing Yitan Jiarui Technology Co., Ltd., was CNY498,587 (approximately US$71,739).

On June 9, 2023, Shandong Sglcell Biotech Co., Ltd., the wholly owned subsidiary of Shanghai Sglcell Biotech Co., Ltd., was transferred to independent third-party individuals at zero consideration without any other obligations arising from the transfer. Shandong Sglcell Biotech Co., Ltd. has been inactive since it was incorporated on July 8, 2022 and the Company believed the transfer will improve in operational efficiency. The consideration is determined by the Company according to the net assets appraisal report issued by an independent third-party appraisal company on May 31, 2023, as of the date of May 31, 2023, the net assets value of Shandong Sglcell Medical Devices Co., Ltd., was zero.

(3)	Subsidiary established under Advanced Biomed HK Limited

Advanced Biomed HK Limited incorporated a wholly owned subsidiary, Sglcell (Huangshan) Biotech Co., Ltd., in the PRC on March 4, 2022; it was established for the expected future manufacturing of medical devices in the PRC.

On June 15, 2023, Sglcell (Huangshan) Biotech Co., Ltd., the wholly owned subsidiary of Advanced Biomed HK Limited, was transferred to an independent third-party corporation at zero consideration without any other obligations arising from the transfers. Sglcell (Huangshan) Biotech Co., Ltd. has been dormant since its incorporation date from March 4, 2022 and the Company believed the transfer will improve in operational efficiency. The consideration is determined by the Company according to the net assets appraisal report issued by an independent third-party appraisal company on May 31, 2023, as of the date of May 31, 2023, the net assets value of Shandong Sglcell Medical Devices Co., Ltd., was zero.

(4)	Reorganization of Advanced Biomed Inc. (Taiwan)

Advanced Biomed Inc. (Taiwan) was established in Taiwan on September 1, 2014. It is primarily focused on mainly operates as a research and development of new center for technologies in the field of oncology to help efficiently and cost-effectively identify and diagnose cancer cells.

On date of incorporation, July 16, 2021, the Company issued 8,000,000 shares to Dr. Hung To Pau. On March 15, 2022, Dr. Hung To Pau transferred all of his 8,000,000 shares to Sglcell Ltd, an exempted company incorporated under the law of Cayman Islands, the sole shareholder of which is Dr. Hung To Pau for a total consideration of $8,000. The Company was dormant and has no substantive assets. On June 8, 2022, Sglcell Ltd transferred all of its 8,000,000 shares to Dr. Yi Lu for a total consideration of $8,000. In July 2022, the Company consummated a reorganization of Advanced Biomed Inc. (Taiwan) under share exchange arrangement of its then existing stockholders, who collectively owned all the equity interests of Advanced Biomed Inc. (Taiwan) prior to the reorganization, transferred their respective shares in Advanced Biomed Inc. (Taiwan) to the Company. Prior to the re-organization, Advanced Biomed Inc. (Taiwan) was directly owned and controlled by Dr. Yi Lu and Chen-Yi Lee with 99.93% and 0.07% beneficial ownership interest, respectively.

The Share Exchange

Pursuant to a share exchange agreement (the “Agreement”) dated July 11, 2022, Dr. Yi Lu and Chen-Yi Lee transferred their respective shares in Advanced Biomed Inc. (Taiwan) at the time of the Agreement, representing in aggregate 100% of the issued share capital of Advanced Biomed Inc. (Taiwan), to the Company. The consideration for the share transfers was satisfied by the allotment and issuance of an aggregate of 385,257 fully paid up shares of common stock to Dr. Yi Lu and Chen-Yi Lee. Following the completion of the share exchange and related issuances by and among the Company, Dr. Yi Lu and Chen-Yi Lee, Advanced Biomed Inc. (Taiwan) ultimately became a wholly-owned subsidiary of the Company, and Dr. Yi Lu and Chen-Yi Lee became the beneficial owners of the Company with percentage ownerships of 99.99% and 0.01% as of August 12, 2022.

Subsequently, on October 24, 2022, the Company issued 365,368 shares to Chen-Yi Lee, and on October 24, 2022, the Company also issued 2,730,000 shares to Advance On Ventures Limited, a company incorporated under the law of British Virgin Islands (the “Ventures Limited”), the beneficial owners of which are employees of Advanced Biomed Taiwan. The Company issued 4,405,625 shares, 2,193,750 shares, 2,060,000 shares, 1,511,250 shares, 1,243,750 shares, 1,230,000 shares respectively to Dr. Hung To Pau, Yimin Jin, Xiaoyuan Luo, Nanzhen Shen, Jian Wang and Qiang Chen pursuant to the Debt-For-Equity Exchange Agreement the Company entered into with the abovementioned stockholders on June 30, 2022 to settle debt of a total amount of NTD 174,020,033 and RMB22,200,000 (approximately $9.04 million). On October 25, 2022, the Company issued 625,000 shares to Hanyu Assets Co. Ltd. pursuant to the Investment Agreement the Company entered into with Hanyu Assets Co. Ltd. on June 6, 2022, and the Company issued 250,000 shares to Newlink Technology Inc. pursuant to the Investment Agreement the Company entered into with Newlink Technology Inc. on June 6, 2022.

Upon completion of the reorganization, Dr. Yi Lu’s percentage of ownerships of the Company became 33.54% as of October 25, 2022.

On November 7, 2022, the Company obtained the approval of the Investment Commission of the Ministry of Economic Affairs (“Taiwan Investment Commission”) for the reorganization, and the issuance number of which is “經審一字第11100116890號”. Additionally, the Bureau of Economic Development of Tainan City Government has also approved the reorganization in accordance with the Taiwan Company Act on December 26, 2022.

Pursuant to this reorganization, the Company determined that Advanced Biomed Inc. (Taiwan) is the predecessor entity as the Company is an investment holding company with no business activities carried out and all of the business of Advanced Biomed Inc. (Taiwan) acquired formed substantially all of the business of the Company under Rule 405 of Regulation C. To reflect the real economic substance of the Company’s business under the reorganization, the accompanying unaudited interim condensed consolidated financial statements were prepared assuming that the share exchange transaction, as disclosed above has been completed, and the Company exercises control of Advanced Biomed Inc. (Taiwan). The transaction detailed above has been accounted for as reverse takeover and recapitalization of the Company; whereby the Company (the legal acquirer) is considered the accounting acquiree, and Advanced Biomed Inc. (Taiwan)(the legal acquiree) is considered as the accounting acquirer. This transaction is deemed to be a continuation of the business of Advanced Biomed Inc. (Taiwan); therefore, no goodwill has been recorded for this transaction, and the Company’s historical financial information prior to the date of the recapitalization transaction is that of Advanced Biomed Inc. (Taiwan) and historical changes in stockholders’ deficit and its results of operations have been presented from the beginning of the first period presented. The above-mentioned equity is before the stock split on May 16, 2023.

The Company and its subsidiaries are in the table as follows:

Percentage of effective ownership
Name	Date of Incorporation	March 31, 2025	June 30, 2024	Place of incorporation	Principal Activities
Advanced Biomed Inc.	July 16, 2021	-	-	Nevada	Investment holding
Advanced Biomed Inc. (Taiwan)	September 1, 2014	100%	100%	Taiwan	Research and development of various advanced and innovative microfluidic biochip technologies, and provide the leading application of such technologies in precision oncology detection, diagnosis and treatment
Advanced Biomed HK Limited	August 10, 2021	100%	100%	Hong Kong	Market development
Shanghai Sglcell Biotech Co., Ltd.	April 12, 2019	100%	100%	People’s Republic of China	Clinical-related business

The accompanying unaudited interim condensed consolidated financial statements are presented assuming that the Company was in existence at the beginning of the first period presented.

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

On July 16, 2021, Advanced Biomed Inc. (the “Company”) was incorporated in the State of Nevada, as an investment holding company. The Company’s principal executive offices are located in Tainan City, Taiwan. The Company has no substantive operations and assets. It is holding Company that holds all of the issued and outstanding shares of Advanced Biomed HK Limited and Advanced Biomed Inc. (Taiwan).

(1)	Establishment of Advanced Biomed HK Limited

On August 10, 2021, the Company incorporated a wholly owned subsidiary, Advanced Biomed HK Limited, in Hong Kong to facilitate market development and commercialization of the Company’s oncology products for sale and distribution in the People’s Republic of China (the “PRC”).

(2)	Acquisition of Shanghai Sglcell Biotech Co., Ltd. and its subsidiaries

On January 1, 2022, Advanced Biomed HK Limited acquired 100% equity interest of Shanghai Sglcell Biotech Co., Ltd. Shanghai Sglcell Biotech Co., Ltd. was established in the PRC on April 12, 2019. It is engaged in the establishment and operation of medical clinics in the PRC.

Shanghai Sglcell Biotech Co., Ltd. owns 100% equity interest of two subsidiaries namely 1.) Shandong Sglcell Medical Devices Co., Ltd. and 2.) Nanjing Yitian Biotech Co., Ltd. Shandong Sglcell Medical Devices Co., Ltd. was incorporated in the PRC on July 8, 2021 to carry out the establishment of medical clinics, and the supply of medical products and services to clinics in the PRC. Nanjing Yitian Biotech Co., Ltd. was established in the PRC on January 6, 2017. Nanjing Yitian Biotech Co., Ltd. wholly owns a subsidiary, Beijing Yitan Jiarui Technology Co. Ltd., which was established in the PRC on October 20, 2017. Both were established to carry out marketing and clinical services in the PRC.

On June 8, 2023, Shanghai Sglcell Biotech Co., Ltd. transferred its wholly owned subsidiary, Nanjing Yitian Biotech Co., Ltd. and its subsidiary, Beijing Yitan Jiarui Technology Co., Ltd., to independent third-party individuals at aggregate consideration of CNY500,000 (approximately US$71,942) without any other obligations arising from the transfer. Nanjing Yitian Biotech Co., Ltd. and its subsidiary, Beijing Yitan Jiarui Technology Co., Ltd. have not commenced business activity since it was acquired on January 1, 2022 and the Company believed the transfer will improve in operational efficiency. The consideration is determined by the Company according to the net assets appraisal report issued by an independent third-party appraisal company on May 31, 2023, as of the date of May 31, 2023, the net assets value of Nanjing Yitian Biotech Co., Ltd. and its subsidiary, Beijing Yitan Jiarui Technology Co., Ltd., was CNY498,587 (approximately US$71,739).

On June 9, 2023, Shandong Sglcell Biotech Co., Ltd., the wholly owned subsidiary of Shanghai Sglcell Biotech Co., Ltd., was transferred to independent third-party individuals at zero consideration without any other obligations arising from the transfer. Shandong Sglcell Biotech Co., Ltd. has been inactive since it was incorporated on July 8, 2022 and the Company believed the transfer will improve in operational efficiency. The consideration is determined by the Company according to the net assets appraisal report issued by an independent third-party appraisal company on May 31, 2023, as of the date of May 31, 2023, the net assets value of Shandong Sglcell Medical Devices Co., Ltd., was zero.

(3)	Subsidiary established under Advanced Biomed HK Limited

Advanced Biomed HK Limited incorporated a wholly owned subsidiary, Sglcell (Huangshan) Biotech Co., Ltd., in the PRC on March 4, 2022; it was established for the expected future manufacturing of medical devices in the PRC.

On June 15, 2023, Sglcell (Huangshan) Biotech Co., Ltd., the wholly owned subsidiary of Advanced Biomed HK Limited, was transferred to an independent third-party corporation at zero consideration without any other obligations arising from the transfers. Sglcell (Huangshan) Biotech Co., Ltd. has been dormant since its incorporation date from March 4, 2022 and the Company believed the transfer will improve in operational efficiency. The consideration is determined by the Company according to the net assets appraisal report issued by an independent third-party appraisal company on May 31, 2023, as of the date of May 31, 2023, the net assets value of Shandong Sglcell Medical Devices Co., Ltd., was zero.

(4)	Reorganization of Advanced Biomed Inc. (Taiwan)

Advanced Biomed Inc. (Taiwan) was established in Taiwan on September 1, 2014. It is primarily focused on mainly operates as a research and development of new center for technologies in the field of oncology to help efficiently and cost-effectively identify and diagnose cancer cells.

On date of incorporation, July 16, 2021, the Company issued 8,000,000 shares to Dr. Hung To Pau. On March 15, 2022, Dr. Hung To Pau transferred all of his 8,000,000 shares to Sglcell Ltd, an exempted company incorporated under the law of Cayman Islands, the sole shareholder of which is Dr. Hung To Pau for a total consideration of $8,000. The Company was dormant and has no substantive assets. On June 8, 2022, Sglcell Ltd transferred all of its 8,000,000 shares to Dr. Yi Lu for a total consideration of $8,000. In July 2022, the Company consummated a reorganization of Advanced Biomed Inc. (Taiwan) under share exchange arrangement of its then existing stockholders, who collectively owned all the equity interests of Advanced Biomed Inc. (Taiwan) prior to the reorganization, transferred their respective shares in Advanced Biomed Inc. (Taiwan) to the Company. Prior to the re-organization, Advanced Biomed Inc. (Taiwan) was directly owned and controlled by Dr. Yi Lu and Chen-Yi Lee with 99.93% and 0.07% beneficial ownership interest, respectively.

The Share Exchange

Pursuant to a share exchange agreement (the “Agreement”) dated July 11, 2022, Dr. Yi Lu and Chen-Yi Lee transferred their respective shares in Advanced Biomed Inc. (Taiwan) at the time of the Agreement, representing in aggregate 100% of the issued share capital of Advanced Biomed Inc. (Taiwan), to the Company. The consideration for the share transfers was satisfied by the allotment and issuance of an aggregate of 385,257 fully paid up shares of common stock to Dr. Yi Lu and Chen-Yi Lee. Following the completion of the share exchange and related issuances by and among the Company, Dr. Yi Lu and Chen-Yi Lee, Advanced Biomed Inc. (Taiwan) ultimately became a wholly-owned subsidiary of the Company, and Dr. Yi Lu and Chen-Yi Lee became the beneficial owners of the Company with percentage ownerships of 99.99% and 0.01% as of August 12, 2022.

Subsequently, on October 24, 2022, the Company issued 365,368 shares to Chen-Yi Lee, and on October 24, 2022, the Company also issued 2,730,000 shares to Advance On Ventures Limited, a company incorporated under the law of British Virgin Islands (the “Ventures Limited”), the beneficial owners of which are employees of Advanced Biomed Taiwan. The Company issued 4,405,625 shares, 2,193,750 shares, 2,060,000 shares, 1,511,250 shares, 1,243,750 shares, 1,230,000 shares respectively to Dr. Hung To Pau, Yimin Jin, Xiaoyuan Luo, Nanzhen Shen, Jian Wang and Qiang Chen pursuant to the Debt-For-Equity Exchange Agreement the Company entered into with the abovementioned stockholders on June 30, 2022 to settle debt of a total amount of NTD 174,020,033 and RMB22,200,000 (approximately $9.04 million). On October 25, 2022, the Company issued 625,000 shares to Hanyu Assets Co. Ltd. pursuant to the Investment Agreement the Company entered into with Hanyu Assets Co. Ltd. on June 6, 2022, and the Company issued 250,000 shares to Newlink Technology Inc. pursuant to the Investment Agreement the Company entered into with Newlink Technology Inc. on June 6, 2022.

Upon completion of the reorganization, Dr. Yi Lu’s percentage of ownerships of the Company became 33.54% as of October 25, 2022.

On November 7, 2022, the Company obtained the approval of the Investment Commission of the Ministry of Economic Affairs (“Taiwan Investment Commission”) for the reorganization, and the issuance number of which is “經審一字第11100116890號”. Additionally, the Bureau of Economic Development of Tainan City Government has also approved the reorganization in accordance with the Taiwan Company Act on December 26, 2022.

Pursuant to this reorganization, the Company determined that Advanced Biomed Inc. (Taiwan) is the predecessor entity as the Company is an investment holding company with no business activities carried out and all of the business of Advanced Biomed Inc. (Taiwan) acquired formed substantially all of the business of the Company under Rule 405 of Regulation C. To reflect the real economic substance of the Company’s business under the reorganization, the accompanying unaudited interim consolidated financial statements were prepared assuming that the share exchange transaction, as disclosed above has been completed, and the Company exercises control of Advanced Biomed Inc. (Taiwan). The transaction detailed above has been accounted for as reverse takeover and recapitalization of the Company; whereby the Company (the legal acquirer) is considered the accounting acquiree, and Advanced Biomed Inc. (Taiwan)(the legal acquiree) is considered as the accounting acquirer. This transaction is deemed to be a continuation of the business of Advanced Biomed Inc. (Taiwan); therefore, no goodwill has been recorded for this transaction, and the Company’s historical financial information prior to the date of the recapitalization transaction is that of Advanced Biomed Inc. (Taiwan) and historical changes in stockholders’ deficit and its results of operations have been presented from the beginning of the first period presented. The above-mentioned equity is before the stock split on May 16, 2023.

The Company and its subsidiaries are in the table as follows:

Percentage of effective ownership
Name	Date of Incorporation	June 30, 2024	June 30, 2023	Place of incorporation	Principal Activities
Advanced Biomed Inc.	July 16, 2021	-	-	Nevada	Investment holding
Advanced Biomed Inc. (Taiwan)	September 1, 2014	100%	100%	Taiwan	Research and development of various advanced and innovative microfluidic biochip technologies, and provide the leading application of such technologies in precision oncology detection, diagnosis and treatment
Advanced Biomed HK Limited	August 10, 2021	100%	100%	Hong Kong	Market development
Shanghai Sglcell Biotech Co., Ltd.	April 12, 2019	100%	100%	People’s Republic of China	Clinical-related business

The accompanying consolidated financial statements are presented assuming that the Company was in existence at the beginning of the first period presented.